STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals 12)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Common Stock Warrant
Stockholders Equity Note [Line Items]
Weighted average remaining contractual life	1 year 6 months	1 year 2 months 12 days
Series A Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Weighted average remaining contractual life	1 year 3 months 18 days
Series B Preferred Stock Warrants
Stockholders Equity Note [Line Items]
Weighted average remaining contractual life	3 years 7 months 6 days